Investment in Operating Leases (Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Operating Leases [Line Items]
Depreciation expenses	¥ 185,277	¥ 184,768	¥ 177,038
Various expenses	58,260	60,301	61,119
Costs of operating leases	¥ 243,537	¥ 245,069	¥ 238,157